Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Jun. 30, 2022	Jan. 07, 2022	Jan. 05, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Trade accounts payable	$ 5,447,673			$ 3,933,305	$ 824,405
Accrued payroll and payroll taxes	341,040			23,554	244,926
Other	0	$ 294,912.56	$ 294,912	19,205	0
Total	$ 5,788,713			$ 3,976,064	$ 1,069,331